American Century Municipal Trust
PROSPECTUS SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND

Supplement dated January 13, 2003 * Prospectus dated December 20, 2002
                                    (A Class, B Class and C Class)

The following replaces the chart on page 11 of the prospectus:

  Investment Category Fee Schedule    Complex Fee Schedule (A, B and C Class)

  Category Assets     Fee Rate        Complex Assets        Fee Rate
  ---------------     --------        --------------        --------
  First $1  billion   0.4100%         First $2.5 billion    0.3100%
  Next  $1  billion   0.3580%         Next  $7.5 billion    0.3000%
  Next  $3  billion   0.3280%         Next  $15  billion    0.2985%
  Next  $5  billion   0.3080%         Next  $25  billion    0.2970%
  Next  $15 billion   0.2950%         Next  $50  billion    0.2960%
  Next  $25 billion   0.2930%         Next  $100 billion    0.2950%
  Thereafter          0.2925%         Next  $100 billion    0.2940%
                                      Next  $200 billion    0.2930%
                                      Next  $250 billion    0.2920%
                                      Next  $500 billion    0.2910%
                                      Thereafter            0.2900%

SH-SPL-33137   0301